Schedule II: Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II: Valuation and Qualifying Accounts
	Year Ended December 31,
(In thousands)	2018	2017
Balance at beginning of year	$1,000,987	$535,254
Additions charged to expenses/other accounts	689,824	465,733
Balance at end of year	$1,690,811	$1,000,987